Loans and financing	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
LOANS AND FINANCING	LOANS AND FINANCING
19.1Accounting policies
Loans and financing are initially recognized at fair value, less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.
19.2Movement of loans and financing

Description	Average nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2023	Funding (–) costs	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Effects of restriction (b)	Amortized cost	December 31, 2024

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	332,099	—	(397,696)	(12,017)	17,121	59,679	—	814	—
Senior notes – 2026	7.3%	7.8%	Jun-26	152,572	—	—	(13,299)	12,998	43,322	—	648	196,241
Senior notes – 2028	11.9%	13.3%	Aug-28	3,922,731	905,219	—	(620,516)	633,483	1,325,488	(7,502)	37,378	6,196,281
Senior notes – 2029	11.5%	11.5%	May-29	1,165,545	41,476	—	(148,653)	149,819	325,472	—	—	1,533,659
Senior notes – 2030	10.9%	10.9%	May-30	2,777,513	93,517	—	(335,174)	337,752	775,577	—	—	3,649,185
Bridge notes – 2025	Sofr Index + 8.3% to 10.7%	37.8% (b)	Jan-25	—	856,502	—	—	18,726	65,215	—	36,525	976,968
Aircraft, engines and others	Sofr 1M + 4.6%	9.8%	May-26	79,086	545,797	—	(36,214)	40,895	99,546	—	—	729,110
	Sofr 3M + 2.6%	11.3%	Jun-27	—	104,892	—	(1,819)	2,616	10,021	—	435	116,145
	4.9%	5.9%	Mar-29	284,279	—	(183,580)	(11,328)	9,961	45,547	—	943	145,822

				8,713,825	2,547,403	(581,276)	(1,179,020)	1,223,371	2,749,867	(7,502)	76,743	13,543,411

In local currency – R$
Working capital (a)	CDI + 1.6%	20.0%	Jan-25	29,648	982,796	(477,191)	(9,811)	44,118	—	—	23,079	592,639

Debentures	CDI + 5.0%	15.2%	Dec-28	919,072	542,660	(637,676)	(143,788)	129,410	—	18,173	14,007	841,858

Aircraft, engines and others	Selic + 5.5%	10.0%	May-25	12,771	—	(7,039)	(7,173)	1,362	—	—	79	—
	6.5%	6.5%	Mar-27	23,596	—	(19,984)	(936)	833	—	—	—	3,509

				985,087	1,525,456	(1,141,890)	(161,708)	175,723	—	18,173	37,165	1,438,006

Total in R$				9,698,912	4,072,859	(1,723,166)	(1,340,728)	1,399,094	2,749,867	10,671	113,908	14,981,417

Current				1,100,051								2,207,199
Non-current				8,598,861								12,774,218

(a)This balance refers to the “Working capital” lines with maturities in February 2024 and September 2025, disclosed on December 31, 2023.
(b)The effective rate of 37.8% p.a. is due to the very short maturity period and transaction costs.

Description	Average nominal rate p.a.	Effective rate	Maturity	December 31, 2022	Funding (–) costs	Transfers (a)	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Effects of restriction (b)	Amortized cost	December 31, 2023

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	2,097,402	—	(1,596,972)	—	(92,985)	76,569	(157,024)	1,212	3,897	332,099
Senior notes – 2026	7.3%	7.8%	Jun-26	3,095,665	—	(2,725,010)	—	(126,950)	121,218	(253,595)	34,278	6,966	152,572
Senior notes – 2028	11.9%	13.5%	Aug-28	—	3,643,382	186,005	—	(173,450)	218,885	31,138	—	16,771	3,922,731
Senior notes – 2029	11.5%	11.5%	May-29	—	—	1,410,967	(277,961)	(52,893)	65,165	20,267	—	—	1,165,545
Senior notes – 2030	10.9%	10.9%	May-30	—	—	2,725,010	—	(112,453)	140,308	24,648	—	—	2,777,513
Aircraft, engines and others	6.5%	9.3%	Mar-29	731,224	—	(1,067)	(402,994)	(42,727)	47,720	(53,401)	—	5,524	284,279
	Sofr 1M + 4.6%	10.0%	May-26	—	79,222	—	—	—	196	(332)	—	—	79,086

				5,924,291	3,722,604	(1,067)	(680,955)	(601,458)	670,061	(388,299)	35,490	33,158	8,713,825

In local currency – R$
Working capital	CDI + 3.1%	CDI +3.1%	Feb-24	496,997	301,098	—	(770,795)	(59,807)	58,454	—	—	1,544	27,491
			Sep-25	2,675	—	—	(546)	(155)	183	—	—	—	2,157

Debentures	CDI + 5.4%	16.3%	Dec-28	747,170	585,661	—	(431,530)	(123,907)	131,629	—	—	10,049	919,072

Aircraft, engines and others	Selic + 5.5%	17.4%	May-25	19,284	—	—	(4,697)	(4,714)	2,868	—	—	30	12,771
	6.3%	6.3%	Mar-27	42,282	—	—	(18,600)	(2,111)	1,912	—	—	113	23,596

				1,308,408	886,759	—	(1,226,168)	(190,694)	195,046	—	—	11,736	985,087

Total in R$				7,232,699	4,609,363	(1,067)	(1,907,123)	(792,152)	865,107	(388,299)	35,490	44,894	9,698,912

Current				1,112,940									1,100,051
Non-current				6,119,759									8,598,861

(a)The balances of the transfers are between the headings “Loans and financing” and “Leases”.
(b)This refers mainly to the write-off of borrowing costs considered extinguished in accordance with the requirements of IFRS 9 – Financial instruments, which determines that a substantial modification of the terms of an existing financial liability, or part thereof, will be accounted for with an extinguishment of such obligation.
19.3Schedule of amortization of debt

	December 31,
Description	2024	2023

2024	—	1,100,051
2025	2,207,199	222,201
2026	1,211,585	355,930
2027	160,172	116,146
2028	6,267,806	3,998,142
After 2028	5,134,655	3,906,442
	14,981,417	9,698,912

Current	2,207,199	1,100,051
Non-current	12,774,218	8,598,861
19.4New funding
19.4.1Senior notes 2028
In February 2024, the Company issued additional notes in the principal amount of R$740,585 (equivalent to US$148,700), with funding costs of R$13,289, with interest of 11.9% per year paid quarterly and principal due in August 2028. These notes were issued to qualified institutional investors.
19.4.2Aircraft, engines and others
During the year ended December 31, 2024, the Company raised R$545,797 (equivalent to US$100,664), respectively, with interest equivalent to Sofr 1M + 4.6% p.a., payment monthly interest and maturity in May 2026.
During the year ended of December 31, 2024, the Company raised R$109,057 (equivalent to US$19,462), with funding costs of R$4,165, with interest equivalent to Sofr 3M + 2.6% p.a., quarterly payments and maturity in June 2027.
19.4.3Working capital
In March 2024, the Company funded R$450,000, with costs of R$1,802, with interest equivalent to CDI+1.5% p.a. and single payment of interest and principal in the second quarter of 2024.
In June 2024, the Company funded R$556,000, with costs of R$19,048, interest equivalent to CDI+1.6% p.a. and single payment of interest and principal in January 2025.
19.4.4Debentures
In March 2024, the Board of Directors approved the issuance of simple debentures not convertible into shares, of the type with real guarantee, with additional personal guarantee, in a single series by Azul, in the total amount of R$250,000, with costs of R$4,446, nominal unit value of R$1, interest equivalent to CDI+6.0% p.a., payment of quarterly interest and maturity in March 2027.
In June 2024, the Board of Directors approved the issuance of simple debentures not convertible into shares, of the type with real guarantee, with additional personal guarantee, in a single series, in total value of up to R$600,000. During the year ended December 31, 2024, the Company issued respectively the amount of R$303,333, with costs of R$3,630, nominal unit value of R$1, interest equivalent to CDI+6.3% p.a., monthly amortization and maturity in June 2026.
19.4.5Bridge notes 2025
In October 2024, the Company raised R$910,072 (equivalent to US$157,500), with costs of R$53,570 (equivalent to US$9,268), interest equivalent to between 8.3% p.a. and 10.7% p.a. + Sofr Index, maturing in January 2025. In January 2025, the balance paid off.
19.5Renegotiations
The loans and financing below were renegotiated and in accordance with IFRS 9 – Financial Instruments, the Company concluded that the renegotiation does not fall within the scope of debt extinguishment.
19.5.1Working capital
In April 2024, the Company renegotiated the R$450,000, resulting in the postponement of the payment deadline to June 2024 with additional costs of R$2,354. In June 2024, the balance paid off.
19.5.2Debentures
In April 2024, the Company renegotiated the terms of the debentures, with a total value of R$700,000, with costs of R$2,597 in order to postpone the due date of the principal installments from 2024 to March 2025. There was no change in rates of interest.
In September 2024, the Company renegotiated the terms of the simple debentures not convertible into shares, with a total value of R$250,000, in order to postpone the maturity date to November 2024. In October 2024, the balance was paid off.
19.5.3Senior notes
In November 2024, the Company renegotiated the terms of the Senior Notes 2028, 2029 and 2030, with amounts of R$177,923, R$41,476 and R$93,517 (equivalent to US$29,392, US$6,851 and US$15,448), respectively, to incorporating the interest payable for a specific period into the principal.
19.6Covenants
The Company measures restrictive clauses (“covenants”) in some of its loan and financing contracts, as shown below:

Covenant related to:	Frequency of measurement	Indicators for the measurement	Reached

12th ALAB debentures issue	Quarterly	(i) Immediate Liquidity exceeding R$1 billion	Reached
	Annual	(ii) Leverage: equal to or less than 3.75x, as of December 31, 2024, with said ratio being obtained by adjusted net debt / adjusted EBITDA.	Waiver
9th and 10th ALAB debenture issue	Annual	(i) Adjusted debt service coverage ratio (ICSD) equal to or greater than 1.2; (ii) Financial leverage less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 in 2026 and 2027	Waiver
Aircraft, engines and others	Quarterly	(i) The total cash balance on the last day of the quarter is not less than R$1 billion	Reached
	Annual	(ii) Leverage: equal to or less than 5.50, with the referred Index being obtained by net debt / EBITDA on the last day of the year	Waiver
As per the table above, the Company requested a waiver from the counterparty and obtained them for the year ending December 31, 2024. Therefore, the related debt continues to be classified in these financial statements in accordance with the contractual flow originally established.